RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MWh GWh Bcf	Dec. 31, 2024 USD ($) GWh Bcf	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Foreign exchange
Derivative [Line Items]
Notional amount	$ 6,342	$ 5,648	$ 15,750	$ 16,750
Interest rate
Derivative [Line Items]
Notional amount | $	$ 2,950	$ 2,800
Power
Derivative [Line Items]
Notional amount, energy (gwh) | MWh	50
Power | Commodities | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	10,221	10,192
Natural Gas | Commodities | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	26	53